Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Function(x) Inc.
Entity Central Index Key	0000725876
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 17,235,392
Entity Common Stock, Shares Outstanding		3,056,353,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016